Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	CORRELATE ENERGY CORP.
Entity Central Index Key	0001108645
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-4250492
Entity Address Address Line 1	176 S. Capitol Blvd.
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702
City Area Code	855
Local Phone Number	264-4060
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.